Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB LARGE CAP GROWTH FUND INC
Entity Central Index Key	0000889508
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028342
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Advisor Class
Trading Symbol	APGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
AssetsNet	$ 24,842,758,822
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 63,443,240
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,842,758,822
# of Portfolio Holdings	61
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net)	$63,443,240

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.4%
Communication Services	18.1%
Consumer Discretionary	14.3%
Health Care	13.4%
Financials	5.6%
Consumer Staples	5.0%
Industrials	3.9%
Materials	1.2%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,637,688,036	10.6%
Alphabet, Inc. - Class C	$2,359,279,891	9.5%
Microsoft Corp.	$2,034,190,811	8.2%
Amazon.com, Inc.	$1,876,087,592	7.6%
Broadcom, Inc.	$1,461,465,015	5.9%
Meta Platforms, Inc. - Class A	$1,356,408,299	5.5%
Visa, Inc. - Class A	$918,923,452	3.7%
Eli Lilly & Co.	$774,809,131	3.1%
Netflix, Inc.	$640,943,546	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$556,076,957	2.2%
Total	$14,615,872,730	58.8%

C000028338
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class A
Trading Symbol	APGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[2]
AssetsNet	$ 24,842,758,822
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 63,443,240
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,842,758,822
# of Portfolio Holdings	61
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net)	$63,443,240

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.4%
Communication Services	18.1%
Consumer Discretionary	14.3%
Health Care	13.4%
Financials	5.6%
Consumer Staples	5.0%
Industrials	3.9%
Materials	1.2%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,637,688,036	10.6%
Alphabet, Inc. - Class C	$2,359,279,891	9.5%
Microsoft Corp.	$2,034,190,811	8.2%
Amazon.com, Inc.	$1,876,087,592	7.6%
Broadcom, Inc.	$1,461,465,015	5.9%
Meta Platforms, Inc. - Class A	$1,356,408,299	5.5%
Visa, Inc. - Class A	$918,923,452	3.7%
Eli Lilly & Co.	$774,809,131	3.1%
Netflix, Inc.	$640,943,546	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$556,076,957	2.2%
Total	$14,615,872,730	58.8%

C000028341
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class C
Trading Symbol	APGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%	[3]
AssetsNet	$ 24,842,758,822
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 63,443,240
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,842,758,822
# of Portfolio Holdings	61
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net)	$63,443,240

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.4%
Communication Services	18.1%
Consumer Discretionary	14.3%
Health Care	13.4%
Financials	5.6%
Consumer Staples	5.0%
Industrials	3.9%
Materials	1.2%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,637,688,036	10.6%
Alphabet, Inc. - Class C	$2,359,279,891	9.5%
Microsoft Corp.	$2,034,190,811	8.2%
Amazon.com, Inc.	$1,876,087,592	7.6%
Broadcom, Inc.	$1,461,465,015	5.9%
Meta Platforms, Inc. - Class A	$1,356,408,299	5.5%
Visa, Inc. - Class A	$918,923,452	3.7%
Eli Lilly & Co.	$774,809,131	3.1%
Netflix, Inc.	$640,943,546	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$556,076,957	2.2%
Total	$14,615,872,730	58.8%

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028345
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class I
Trading Symbol	ALLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ALLIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[4]
AssetsNet	$ 24,842,758,822
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 63,443,240
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,842,758,822
# of Portfolio Holdings	61
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net)	$63,443,240

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.4%
Communication Services	18.1%
Consumer Discretionary	14.3%
Health Care	13.4%
Financials	5.6%
Consumer Staples	5.0%
Industrials	3.9%
Materials	1.2%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,637,688,036	10.6%
Alphabet, Inc. - Class C	$2,359,279,891	9.5%
Microsoft Corp.	$2,034,190,811	8.2%
Amazon.com, Inc.	$1,876,087,592	7.6%
Broadcom, Inc.	$1,461,465,015	5.9%
Meta Platforms, Inc. - Class A	$1,356,408,299	5.5%
Visa, Inc. - Class A	$918,923,452	3.7%
Eli Lilly & Co.	$774,809,131	3.1%
Netflix, Inc.	$640,943,546	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$556,076,957	2.2%
Total	$14,615,872,730	58.8%

C000159956
Shareholder Report [Line Items]
Fund Name	AB Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	APGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Large Cap Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/APGZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$26	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[5]
AssetsNet	$ 24,842,758,822
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 63,443,240
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$24,842,758,822
# of Portfolio Holdings	61
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net)	$63,443,240

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.4%
Communication Services	18.1%
Consumer Discretionary	14.3%
Health Care	13.4%
Financials	5.6%
Consumer Staples	5.0%
Industrials	3.9%
Materials	1.2%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,637,688,036	10.6%
Alphabet, Inc. - Class C	$2,359,279,891	9.5%
Microsoft Corp.	$2,034,190,811	8.2%
Amazon.com, Inc.	$1,876,087,592	7.6%
Broadcom, Inc.	$1,461,465,015	5.9%
Meta Platforms, Inc. - Class A	$1,356,408,299	5.5%
Visa, Inc. - Class A	$918,923,452	3.7%
Eli Lilly & Co.	$774,809,131	3.1%
Netflix, Inc.	$640,943,546	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$556,076,957	2.2%
Total	$14,615,872,730	58.8%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized